Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,052,979)	$ (27,179,739)	$ (32,120,533)	$ (50,255,815)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	172,033	172,033	229,377	229,377
Stock based compensation - restricted stock units and restricted shares	912,667	1,020,383	1,763,450	1,780,047
Stock based compensation expense - stock options	842,638	2,118,649	2,823,764	4,222,845
Stock based compensation expense - issuance of common stock for services rendered	33,450	92,202
Stock based compensation expense - stock issued			72,900	372,500
Amortization of financing costs	11,820	867,449	108,751	170,219
Accretion of unearned loan discount	111,212	200,909	1,023,145	1,601,445
Accretion of loan premium	25,758	(223,865)	236,970	421,994
Realized gain on maturity of available-for sale		33,903	(223,865)
Non-cash lease expense from right-of-use assets	49,448	(5,215)	49,346	37,465
Gain on termination of operating lease			(5,215)
Change in fair value of derivative liabilities	(3,771)	(1,799,339)	(1,816,271)	1,437,481
Changes in operating assets and liabilities:
Prepaid and other current assets	(365,135)	(87,056)	(101,866)	39,915
Accounts payable and accrued expenses	(1,111,072)	933,495	110,653	1,033,455
Operating lease liabilities	(43,807)	(33,909)	(47,245)	(38,884)
Other current liabilities		(48,385)	(48,385)	(1,304,925)
Net cash used in operating activities	(13,417,738)	(23,938,485)	(27,945,024)	(40,252,881)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from U.S. Treasury Bills (available-for-sale)		14,525,000	14,525,000	(14,301,135)
Net cash provided by investing activities		14,525,000	14,525,000	(14,301,135)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock	15,674,613	27,802,939	27,802,939	49,465,103
Proceeds from exercise of warrants	2,901,341	(7,500,000)
Payment of loan premium	(850,000)
Payments of note payable	(5,000,000)		(10,000,000)
Proceeds from exercise of stock options				2,240
Net proceeds from issuance of common stock - Related Party				5,905,840
Net cash provided by financing activities	12,725,954	20,302,939	17,802,939	55,373,183
Net change in cash and cash equivalents	(691,784)	10,889,454	4,382,915	819,167
Cash and cash equivalents, beginning of period	23,843,798	19,460,883	19,460,883	18,641,716
Cash and cash equivalents, end of period	23,152,014	30,350,337	23,843,798	19,460,883
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	178,932	1,293,419	1,525,056	2,106,491
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Right of use assets obtained in exchange for lease obligations		432,192	432,192
Unrealized gain on U.S. Treasury Bills (available-for-sale)				176,591
Reclassification of unrealized gains on U.S. Treasury Bills (available-for-sale investments) upon settlement		176,591	176,591
Deemed dividend for ratchet adjustment to warrants	$ 369,465	$ 886,423	$ 886,423